GuideMark Core Fixed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 41.6%	Par	Value
U.S. Treasury Bonds
1.25%, 04/15/2031 $ 4,004,829 $ 3,885,116
4.25%, 05/15/2039	150,000	145,330
1.13%, 05/15/2040	1,475,000	937,172
1.13%, 08/15/2040	1,050,000	660,413
1.38%, 11/15/2040	2,250,000	1,460,874
2.00%, 11/15/2041	1,325,000	921,600
0.75%, 02/15/2042	854,804	656,519
2.38%, 02/15/2042	1,800,000	1,318,465
3.38%, 08/15/2042	2,190,000	1,834,809
3.13%, 02/15/2043	2,820,000	2,264,041
3.63%, 08/15/2043	590,000	504,634
3.75%, 11/15/2043	795,000	689,973
3.13%, 08/15/2044	855,000	672,010
3.00%, 11/15/2045	240,000	182,063
2.50%, 02/15/2046	950,000	658,228
2.25%, 08/15/2046	1,610,000	1,055,556
3.00%, 02/15/2047 (a)(b)	2,510,000	1,876,617
2.75%, 11/15/2047	1,050,000	743,921
3.00%, 02/15/2048	500,000	369,824
3.13%, 05/15/2048	2,220,000	1,675,667
1.25%, 05/15/2050	4,496,000	2,152,109
1.38%, 08/15/2050	2,069,000	1,020,841
1.63%, 11/15/2050	1,020,000	536,237
2.38%, 05/15/2051	2,665,000	1,675,567
3.00%, 08/15/2052	1,660,000	1,183,139
4.13%, 08/15/2053	695,000	610,025
4.75%, 11/15/2053	1,240,000	1,205,246
U.S. Treasury Notes
3.88%, 05/31/2027	3,680,000	3,673,283
1.88%, 02/28/2029	4,565,000	4,305,633
2.38%, 03/31/2029	4,935,000	4,709,841
2.75%, 05/31/2029	2,025,000	1,948,153
3.88%, 04/30/2030	925,000	915,551
0.63%, 05/15/2030	2,620,000	2,291,170
4.63%, 05/31/2031	3,635,000	3,703,653
1.38%, 11/15/2031	3,645,000	3,151,501
4.38%, 01/31/2032	825,000	831,220
2.88%, 05/15/2032	1,075,000	999,204
2.75%, 08/15/2032	2,320,000	2,133,358
3.75%, 10/31/2032	810,000	787,061
3.38%, 05/15/2033	1,875,000	1,773,413
3.88%, 08/15/2033	1,245,000	1,212,416
4.50%, 11/15/2033	590,000	596,764
1.75%, 01/15/2034	1,088,797	1,066,605
4.25%, 11/15/2034	2,725,000	2,702,806
4.25%, 08/15/2035	3,245,000	3,209,508
4.00%, 11/15/2035	1,600,000	1,550,750
4.38%, 05/15/2036	675,000	672,627
TOTAL U.S. TREASURY SECURITIES (Cost $79,794,930)		73,130,513

MORTGAGE-BACKED SECURITIES - 33.4%	Par	Value
Fannie Mae or Freddie Mac
6.00%, 08/15/2040 (c)	1,700,000	1,732,609

6.50%, 08/15/2053 (c)	6,490,000	6,706,560
Series Pool #000TBA, Pool 000TBA, 5.50%, 08/15/2040 (c)	1,970,000	1,975,917
Federal Home Loan Mortgage Corp.
1.50%, 02/25/2036 (c)	895,000	798,465
6.00%, 07/15/2041 (c)	1,705,000	1,743,366
Pool 780447, 6.45% (1 yr. CMT Rate + 2.25%), 04/01/2033	8,476	8,620
Pool A43129, 5.50%, 02/01/2036	36	37
Pool Q49389, 3.50%, 07/01/2047	135,020	125,491
Pool Q52093, 3.50%, 11/01/2047	130,873	120,795
Pool QC8858, 2.50%, 10/01/2051	1,381,057	1,184,709
Pool QD4104, 2.00%, 01/01/2052	2,008,724	1,619,014
Pool RA8424, 6.00%, 01/01/2053	1,834,093	1,882,675
Pool SD0778, 2.50%, 12/01/2051	994,479	835,271
Pool SD8123, 3.00%, 01/01/2051	1,287,194	1,131,819
Pool SL2476, 4.50%, 05/01/2053	1,008,862	978,068
Pool TBA, 4.00%, 07/01/2040 (c)	230,000	215,373
Pool U90688, 4.00%, 05/01/2042	77,480	74,940
Series 2329, Class ZA, 6.50%, 06/15/2031	14,397	14,535
Series 2338, Class ZC, 6.50%, 07/15/2031	11,662	11,995
Series 3883, Class PB, 3.00%, 05/15/2041	16,382	15,612
Series 4961, Class JB, 2.50%, 12/15/2042	71,574	65,398
Series 5170, Class DP, 2.00%, 07/25/2050	250,700	220,235
Series 5544, Class B, 5.00%, 08/25/2052	295,610	294,805
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	81,008
Series K104, Class X1, 1.22%, 01/25/2030 (Callable 01/25/2030) (d)(e)	677,547	22,675
Series K110, Class X1, 1.75%, 04/25/2030 (Callable 04/25/2030) (d)(e)	307,579	15,549
Series K111, Class X1, 1.67%, 05/25/2030 (Callable 05/25/2030) (d)(e)	1,286,266	64,766
Series K114, Class X1, 1.20%, 06/25/2030 (Callable 03/25/2030) (d)(e)	914,388	34,025
Series K122, Class X1, 0.95%, 11/25/2030 (Callable 09/25/2030) (d)(e)	289,861	9,138
Series K545, Class A2, 4.29%, 07/25/2030 (Callable 07/25/2030) (e)	435,000	431,995
Series K549, Class A2, 4.34%, 09/25/2030 (Callable 09/25/2030) (e)	435,000	432,712
Series Pool #TBA, Pool 000TBA, 5.50%, 07/01/2040 (c)	4,015,000	4,033,018
Federal National Mortgage Association
4.50%, 07/15/2029 (c)	1,745,000	1,725,675
4.00%, 08/15/2040 (c)	230,000	215,211
Pool 310229, 3.50%, 08/01/2043	286,081	270,033
Pool 357850, 5.50%, 07/01/2035	1,328	1,349
Pool 727181, 5.00%, 08/01/2033	690	689
Pool 730727, 5.00%, 08/01/2033	311	310
Pool 741862, 5.50%, 09/01/2033	109	109
Pool 766197, 5.50%, 02/01/2034	117	117
Pool 775776, 5.50%, 05/01/2034	967	972
Pool 776974, 5.50%, 04/01/2034	30	30
Pool 781629, 5.50%, 12/01/2034	1,017	1,024
Pool 786848, 7.00%, 10/01/2031	10,583	11,179
Pool 802783, 6.18% (RFUCCT1Y + 1.61%), 10/01/2034	51,558	52,713
Pool 820242, 5.00%, 07/01/2035	1,136	1,147
Pool 822815, 5.50%, 04/01/2035	1,170	1,201
Pool 838452, 5.50%, 09/01/2035	162	165
Pool 865854, 6.00%, 03/01/2036	967	1,012
Pool 888504, 5.50% (1 yr. CMT Rate + 2.00%), 04/01/2034	18,473	18,798
Pool 891474, 6.00%, 04/01/2036	1,404	1,447
Pool 899119, 5.50%, 04/01/2037	21	22
Pool 906000, 6.00%, 01/01/2037	732	766
Pool 928062, 5.50%, 02/01/2037	16	17
Pool 964930, 5.50%, 08/01/2038	39	40
Pool 968371, 5.50%, 09/01/2038	9	9
Pool 970131, 5.50%, 03/01/2038	43	44
Pool 985108, 5.50%, 07/01/2038	27	28
Pool 987032, 5.50%, 08/01/2038	20	20

Pool 993050, 5.50%, 12/01/2038	11	12
Pool 993579, 4.00%, 05/01/2039	4,509	4,362
Pool AA5840, 4.00%, 06/01/2039	735	715
Pool AA8715, 4.00%, 06/01/2039	16,117	15,678
Pool AB1500, 4.00%, 09/01/2040	2,951	2,871
Pool AB3995, 4.00%, 12/01/2041	5,084	4,915
Pool AB5529, 4.00%, 07/01/2042	11,674	11,207
Pool AB6228, 3.50%, 09/01/2042	41,188	38,568
Pool AD0586, 4.50%, 12/01/2039	44,382	44,015
Pool AD1889, 4.50%, 03/01/2041	28,310	28,050
Pool AD4062, 5.00%, 05/01/2040	115,074	116,281
Pool AD6929, 5.00%, 06/01/2040	73,975	74,751
Pool AD9856, 4.00%, 09/01/2040	2,817	2,737
Pool AD9896, 4.00%, 08/01/2040	2,471	2,395
Pool AE2559, 4.00%, 09/01/2040	1,281	1,246
Pool AE2562, 4.00%, 09/01/2040	455	441
Pool AE2566, 4.00%, 09/01/2040	221	215
Pool AE3916, 4.00%, 11/01/2040	3,062	2,978
Pool AE4124, 4.00%, 10/01/2040	4,642	4,515
Pool AE4888, 4.00%, 10/01/2040	2,997	2,916
Pool AE5147, 4.00%, 11/01/2040	487	473
Pool AE8715, 4.00%, 11/01/2040	5,388	5,231
Pool AH0006, 4.00%, 12/01/2040	1,035	1,003
Pool AH0020, 4.00%, 12/01/2040	3,351	3,252
Pool AH0599, 4.00%, 12/01/2040	4,139	4,012
Pool AH0601, 4.00%, 12/01/2040	590	573
Pool AH1263, 4.00%, 01/01/2041	3,701	3,590
Pool AH4659, 4.00%, 02/01/2041	801	779
Pool AH5653, 4.00%, 02/01/2041	15,305	14,874
Pool AH6150, 4.00%, 03/01/2041	2,405	2,329
Pool AI0848, 4.00%, 12/01/2041	3,609	3,483
Pool AI8842, 4.50%, 08/01/2041	12,818	12,712
Pool AJ1562, 4.00%, 10/01/2041	5,044	4,884
Pool AJ1972, 4.00%, 10/01/2041	2,210	2,148
Pool AJ2212, 4.50%, 10/01/2041	151,236	149,831
Pool AJ2446, 4.00%, 01/01/2042	3,249	3,135
Pool AJ3330, 4.00%, 11/01/2041	4,719	4,562
Pool AJ4187, 4.00%, 12/01/2041	3,454	3,336
Pool AJ4549, 4.00%, 11/01/2041	4,086	3,954
Pool AJ4698, 4.00%, 11/01/2041	3,508	3,398
Pool AJ4756, 4.00%, 10/01/2041	5,313	5,141
Pool AJ5424, 4.00%, 11/01/2041	7,978	7,724
Pool AJ5736, 4.00%, 12/01/2041	4,087	3,961
Pool AJ5968, 4.00%, 12/01/2041	2,279	2,201
Pool AJ6061, 4.00%, 12/01/2041	4,777	4,608
Pool AJ7538, 4.00%, 01/01/2042	5,973	5,768
Pool AJ7840, 4.00%, 11/01/2041	2,127	2,064
Pool AJ7868, 4.00%, 12/01/2041	3,471	3,355
Pool AJ8001, 4.00%, 01/01/2042	2,333	2,250
Pool AJ8104, 4.00%, 12/01/2041	7,455	7,242
Pool AJ8109, 4.00%, 12/01/2041	6,333	6,124
Pool AJ8171, 4.00%, 12/01/2041	2,663	2,587
Pool AJ8325, 3.00%, 12/01/2026	5,374	5,351
Pool AJ8341, 4.00%, 12/01/2041	6,609	6,386
Pool AJ8369, 4.00%, 01/01/2042	5,226	5,054
Pool AJ8436, 4.00%, 12/01/2041	7,764	7,512
Pool AJ8912, 4.00%, 12/01/2041	3,836	3,708
Pool AJ9162, 4.00%, 01/01/2042	5,864	5,672
Pool AJ9248, 4.00%, 12/01/2041	3,581	3,469
Pool AJ9330, 4.00%, 01/01/2042	26,655	25,830

Pool AJ9779, 4.00%, 01/01/2042	1,202	1,169
Pool AK0170, 4.00%, 01/01/2042	4,499	4,353
Pool AK0543, 4.00%, 01/01/2042	9,764	9,462
Pool AK0563, 4.00%, 01/01/2042	4,193	4,056
Pool AK1827, 4.00%, 01/01/2042	8,763	8,484
Pool AL0187, 5.00%, 05/01/2041	16,993	17,171
Pool AL0215, 4.50%, 04/01/2041	20,851	20,679
Pool AL0456, 5.00%, 06/01/2041	3,228	3,262
Pool AL0815, 4.00%, 09/01/2041	10,495	10,170
Pool AL0934, 5.00%, 02/01/2041	21,963	22,194
Pool AL2752, 5.00%, 03/01/2042	69,274	70,001
Pool AL5233, 4.00%, 01/01/2041	13,930	13,550
Pool AQ9316, 2.50%, 01/01/2043	118,621	105,023
Pool AS5469, 4.00%, 07/01/2045	136,385	130,569
Pool AS5597, 3.50%, 08/01/2045	23,555	21,968
Pool AS7170, 3.50%, 05/01/2046	98,520	91,535
Pool AS7242, 3.50%, 05/01/2046	93,081	86,443
Pool AS7492, 4.00%, 07/01/2046	77,384	73,739
Pool AS8947, 3.50%, 03/01/2047	128,961	119,737
Pool AS9772, 3.50%, 06/01/2037	94,737	90,663
Pool AT2720, 3.00%, 05/01/2043	299,981	272,730
Pool AT5900, 3.00%, 06/01/2043	191,117	173,410
Pool AU1625, 3.50%, 07/01/2043	119,060	111,178
Pool AZ0832, 4.00%, 07/01/2045	182,523	174,787
Pool BC4938, 2.50%, 04/01/2031	7,996	7,707
Pool BC9468, 3.00%, 06/01/2046	165,731	147,987
Pool BN5279, 4.00%, 02/01/2049	285,688	271,667
Pool BV2993, 2.00%, 04/01/2052	748,557	601,278
Pool BV9804, 2.00%, 05/01/2052	163,117	130,954
Pool CA0858, 3.50%, 12/01/2047	943,741	872,527
Pool CB6431, 5.50%, 06/01/2053	1,379,856	1,401,605
Pool CB6870, 5.50%, 08/01/2053	1,278,090	1,292,951
Pool FM7678, 2.50%, 06/01/2051	1,470,392	1,258,328
Pool FM9491, 2.50%, 11/01/2051	1,466,164	1,257,962
Pool FS1069, 2.00%, 12/01/2051	346,822	278,141
Pool FS1108, 2.50%, 09/01/2051	1,427,782	1,217,471
Pool FS1598, 2.00%, 04/01/2052	118,587	95,481
Pool MA1870, 4.50%, 04/01/2034	65,487	64,951
Pool MA3038, 4.50%, 06/01/2047	14,706	14,410
Pool MA4307, 3.00%, 04/01/2051	1,525,255	1,343,039
Pool MA5884, 4.00%, 11/01/2040	1,864,617	1,815,373
Pool TBA, 5.00%, 07/15/2041 (c)	4,875,000	4,798,080
Series 2012-18, Class GA, 2.00%, 12/25/2041	17,242	16,140
Series 2012-21, Class PQ, 2.00%, 09/25/2041	8,466	8,026
Series 2012-52, Class PA, 3.50%, 05/25/2042	15,061	14,440
Series 2015-48, Class QB, 3.00%, 02/25/2043	9,182	9,051
Series 2016-11, Class GA, 2.50%, 03/25/2046	25,689	23,934
Series 2016-38, Class NA, 3.00%, 01/25/2046	15,069	14,025
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	190,313
Series 2017-26, Class CG, 3.50%, 07/25/2044	5,793	5,766
Series 2017-34, Class JK, 3.00%, 05/25/2047	6,355	6,235
Series 2017-35, Class AH, 3.50%, 04/25/2053	5,613	5,589
Series 2017-49, Class JA, 4.00%, 07/25/2053	10,788	10,739
Series 2017-84, Class KA, 3.50%, 04/25/2053	13,886	13,756
Series 2018-23, Class LA, 3.50%, 04/25/2048	42,737	40,632
Series 2018-70, Class HA, 3.50%, 10/25/2056	24,970	24,270
Series 2019-12, Class HA, 3.50%, 11/25/2057	52,860	50,527
Series 2019-14, Class CA, 3.50%, 04/25/2049	46,515	44,566
Series 2019-45, Class PT, 3.00%, 08/25/2049	46,495	41,999
Series 2019-M21, Class X3, 1.25%, 06/25/2034 (d)(e)	1,313,245	71,228

Series 2020-1, Class AC, 3.50%, 08/25/2058	127,532	120,880
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	508,627
Series 415, Class A3, 3.00%, 11/25/2042	37,206	34,007
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, 0.00% (1 mo. Term SOFR + 1.40%), 07/15/2041 (f)	190,000	190,000
Government National Mortgage Association
2.50%, 07/01/2050 (c)	1,780,000	1,523,140
Pool 614436, 5.00%, 08/15/2033	3,510	3,561
Pool 723248, 5.00%, 10/15/2039	184,614	188,011
Pool 736686, 5.00%, 02/15/2039	8,355	8,501
Pool 783403, 3.50%, 09/15/2041	71,836	66,440
Pool MA4652, 3.50%, 08/20/2047	47,049	43,380
Pool MA4778, 3.50%, 10/20/2047	87,295	79,971
Pool MA7051, 2.00%, 12/20/2050	1,044,014	859,518
Pool MA7650, 3.00%, 10/20/2051	1,163,583	1,037,349
Pool MA8199, 3.50%, 08/20/2052	937,635	852,336
Pool MA9362, 5.50%, 12/20/2053	1,074,517	1,088,511
Pool MA9780, 6.00%, 07/20/2054	645,550	662,945
Pool MB0092, 5.50%, 12/20/2054	424,160	427,495
Pool MB0873, 6.00%, 01/20/2056	738,897	755,456
Pool MB0937, 5.50%, 02/20/2056	466,977	470,208
Series 2013-37, Class LG, 2.00%, 01/20/2042	7,627	7,528
Series 2025-110, Class J, 5.00%, 09/20/2051	313,168	310,926
National Commercial Mortgage Trust 2026-IND, Series 2026-IND, Class A, 4.98% (1 mo. Term SOFR + 1.35%), 06/15/2043 (f)	605,000	606,325
TOTAL MORTGAGE-BACKED SECURITIES (Cost $60,348,445)		58,830,352

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 07/25/2026) (e)(f)	17,107	15,941
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 07/25/2026) (e)(f)	24,832	24,022
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 07/25/2026) (e)(f)	55,455	48,493
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 07/25/2026) (e)(f)	64,862	56,109
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 07/25/2026) (e)(f)	118,277	102,613
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 07/25/2026) (e)(f)	102,261	86,580
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 07/25/2026) (e)(f)	146,316	127,278
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 07/25/2026) (e)(f)	116,368	104,452
Series 2022-2, Class A1, 4.08%, 01/25/2067 (Callable 07/25/2026) (e)(f)	38,060	36,011
AREIT Trust, Series 2025-CRE11, Class A, 5.19% (1 mo. Term SOFR + 1.55%), 07/25/2043 (Callable 07/18/2028) (f)	260,000	261,283
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2026) (e)(f)	26,266	25,524
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2026) (e)(f)	27,559	26,637
BANK
Series 2019-BN18, Class XA, 1.02%, 05/15/2062 (Callable 02/15/2029) (d)(e)	941,055	20,802
Series 2019-BN20, Class XA, 0.92%, 09/15/2062 (Callable 07/15/2029) (d)(e)	1,113,535	24,173
Series 2019-BN22, Class XA, 0.69%, 11/15/2062 (Callable 08/15/2029) (d)(e)	1,277,470	21,682
Series 2019-BN23, Class XA, 0.80%, 12/15/2052 (Callable 09/15/2029) (d)(e)	2,094,251	40,181
Series 2019-BN24, Class XA, 0.75%, 11/15/2062 (Callable 09/15/2029) (d)(e)	962,304	18,522
Series 2020-BN26, Class XA, 1.30%, 03/15/2063 (Callable 12/15/2029) (d)(e)	929,435	29,095
Series 2020-BN28, Class XA, 1.87%, 03/15/2063 (Callable 07/15/2030) (d)(e)	1,488,409	88,221
Series 2023-BNK45, Class XA, 1.28%, 02/15/2056 (Callable 10/15/2032) (d)(e)	882,453	45,740
BANK5 Trust, Series 2026-5YR20, Class AS, 5.34%, 02/15/2059 (Callable 02/15/2031)	280,000	281,041
BBCMS Mortgage Trust, Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032) (e)	90,000	82,762
BBCMS Trust
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (Callable 11/15/2033) (d)(e)	990,207	85,062
Series 2024-C28, Class XA, 1.32%, 09/15/2057 (Callable 05/15/2034) (d)(e)	995,027	69,237
Series 2025-C32, Class XA, 1.34%, 02/15/2062 (Callable 10/15/2034) (d)(e)	989,766	75,869
Series 2026-5C40, Class AS, 5.53%, 02/15/2059 (Callable 01/15/2031) (e)	415,000	420,221
Series 2026-5C42, Class A3, 5.60%, 06/15/2059 (Callable 06/15/2031)	345,000	355,312

BDS Ltd., Series 2026-FL17, Class A, 4.99% (1 mo. Term SOFR + 1.35%), 05/19/2043 (Callable 11/19/2028) (f)	155,000	155,428
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.38%, 03/15/2062 (Callable 01/15/2029) (d)(e)	1,222,073	34,063
Series 2019-B12, Class XA, 1.13%, 08/15/2052 (Callable 05/15/2029) (d)(e)	828,197	17,966
Series 2020-B18, Class XA, 1.87%, 07/15/2053 (Callable 08/15/2030) (d)(e)	298,382	14,342
Series 2020-B22, Class XA, 1.60%, 01/15/2054 (Callable 11/15/2030) (d)(e)	736,331	39,118
Series 2023-B39, Class XA, 0.72%, 07/15/2056 (Callable 03/15/2033) (d)(e)	1,822,092	59,106
Series 2023-B40, Class XA, 1.43%, 12/15/2056 (Callable 10/15/2033) (d)(e)	965,112	46,347
Series 2026-V20, Class AM, 5.44%, 02/15/2059 (Callable 02/15/2031)	140,000	142,011
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 07/25/2026) (e)(f)	67,836	62,176
BMO Mortgage Trust, Series 2024-C9, Class XA, 1.08%, 07/15/2057 (Callable 05/15/2034) (d)(e)	1,070,267	62,664
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.23% (1 mo. Term SOFR + 1.60%), 12/15/2042 (f)	320,000	321,088
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041 (e)(f)	195,000	196,476
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 07/25/2026) (e)(f)	28,340	26,938
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.06%, 04/13/2041 (e)(f)	100,000	99,370
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/2042 (e)(f)	230,000	232,642
BX Trust
Series 2026-ALOHA, Class A, 4.98% (1 mo. Term SOFR + 1.35%), 04/15/2043 (f)	515,000	516,286
Series 2026-CART, Class A, 4.68% (1 mo. Term SOFR + 1.05%), 02/15/2036 (f)	755,000	753,053
Series 2026-CLS, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 05/15/2043 (f)	115,000	115,278
Series 2026-CSMO, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 02/15/2043 (f)	550,000	552,065
Series 2026-LP3, Class A, 5.01% (1 mo. Term SOFR + 1.38%), 04/15/2043 (f)	505,211	507,535
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/2040 (e)(f)	180,000	180,117
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (f)	87,568	73,060
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 07/15/2026) (f)	84,548	69,800
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (f)	91,754	72,932
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (Callable 07/15/2026) (f)	104,643	105,022
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	221,671	221,399
COLT Funding LLC
Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 07/25/2026) (e)(f)	123,382	105,058
Series 2026-1, Class A1, 4.76%, 02/25/2071 (Callable 01/25/2029) (e)(f)	134,254	132,911
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 07/25/2026) (e)(f)	23,663	22,563
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2026) (e)(f)	227,469	194,079
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 07/25/2026) (e)(f)	91,999	80,025
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 07/25/2026) (e)(f)	182,853	152,832
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 07/25/2026) (e)(f)	263,743	227,169
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 07/25/2026) (e)(f)	278,307	260,578
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027) (f)	100,000	97,871
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027) (f)	100,000	96,544
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044 (f)	115,000	119,143
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029) (e)(f)	80,000	80,350
Computershare Corporate Trust, Series 2024-C63, Class XA, 1.21%, 08/15/2057 (Callable 05/15/2034) (d)(e)	1,352,437	89,363
COOPR Residential Mortgage Trust, Series 2026-CES1, Class A1A, 4.87%, 02/25/2061 (Callable 01/25/2029) (f)(g)	94,942	93,858
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 05/25/2038) (e)(f)	15,677	14,723
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 07/25/2026) (f)(g)	35,885	34,569
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 08/25/2038) (e)(f)	130,927	117,891
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 07/25/2026) (e)(f)	100,166	84,373
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 07/25/2026) (e)(f)	234,595	201,088
Series 2021-NQM8, Class A1, 2.84%, 10/25/2066 (Callable 07/25/2026) (e)(f)	130,372	118,349
Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (Callable 07/25/2026) (e)(f)	72,157	71,975
Series 2022-NQM1, Class A1, 3.27%, 11/25/2066 (Callable 07/25/2026) (e)(f)	355,718	323,560
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	212,956
Series 2018-C1, Class XA, 0.29%, 10/15/2051 (Callable 07/15/2028) (d)(e)	10,311,998	37,704

DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 02/10/2029)	228,743	228,299
Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 08/15/2030) (d)(e)	238,681	8,858
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/2040 (e)(f)	90,000	90,242
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 07/25/2026) (e)(f)	39,869	35,561
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 07/25/2026) (e)(f)	46,508	39,567
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 07/25/2026) (e)(f)	158,400	139,875
Series 2025-INV5, Class A1, 5.08%, 12/25/2070 (Callable 11/25/2028) (e)(f)	180,696	179,339
Extended Stay America Trust
Series 2025-ESH, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 10/15/2042 (f)	96,313	96,735
Series 2026-ESH2, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 02/15/2043 (f)	374,768	375,688
Fannie Mae Connecticut Avenue Securities, Series 2026-R03, Class 2A1, 4.73% (30 day avg SOFR US + 1.10%), 04/25/2046 (Callable 04/25/2031) (f)	224,089	224,784
FIGRE Trust 2023-HE1, Series 2026-HE1, Class A, 4.98%, 01/25/2056 (Callable 10/25/2030) (e)(f)	135,449	133,555
FirstKey Homes Trust, Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (f)	109,559	109,029
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 6.53% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027) (f)	95,000	96,423
Series 2022-HQA3, Class M1B, 7.18% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (f)	175,000	179,931
Series 2023-HQA1, Class M1B, 7.13% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028) (f)	95,000	98,865
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 07/25/2026) (e)(f)	69,796	61,860
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 07/25/2026) (e)(f)	110,798	97,302
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 07/25/2026) (e)(f)	177,268	149,691
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 06/25/2029) (e)(f)	73,679	68,570
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.72%, 02/13/2053 (Callable 10/13/2029) (d)(e)	1,336,189	23,335
GS Mortgage Securities Trust, Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2026) (f)	104,273	96,524
GS Mortgage-Backed Securities Trust
Series 2026-HLTV1, Class A1, 5.63%, 11/25/2066 (Callable 06/25/2029) (e)(f)	140,000	139,999
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066 (Callable 11/25/2028) (e)(f)	190,378	189,072
Series 2026-NQM1, Class A2, 5.12%, 03/25/2066 (Callable 11/25/2028) (f)(g)	113,341	112,564
HIH Trust, Series 2024-61P, Class A, 5.47% (1 mo. Term SOFR + 1.84%), 10/15/2041 (f)	92,567	92,920
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039 (e)(f)	100,000	100,499
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 07/25/2026) (e)(f)	92,273	77,908
Series 2022-NQM2, Class A1, 4.64%, 03/25/2067 (Callable 07/25/2026) (f)(g)	345,548	332,509
INT Commercial Mortgage Trust 2025-PLAZA, Series 2025-PLAZA, Class A, 5.04%, 11/05/2037 (e)(f)	160,000	159,642
JP Morgan Mortgage Trust, Series 2026-LTV1, Class A1, 5.42%, 09/25/2056 (Callable 02/25/2029) (e)(f)	60,435	60,257
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 07/16/2026) (f)	90,000	81,451
LBTY Commercial Mortgage Trust, Series 2026-225L, Class A, 4.75%, 02/10/2043 (e)(f)	245,000	241,174
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (Callable 07/25/2026) (f)(g)	75,323	75,472
Series 2021-GS4, Class A1, 5.65%, 11/25/2060 (Callable 07/25/2026) (f)(g)	43,834	43,905
Madison Avenue Trust, Series 2025-11MD, Class A, 4.91%, 10/15/2042 (e)(f)	355,000	352,392
Mcp Holding Co. LLC, Series 2024-70P, Class A, 5.49%, 03/10/2041 (e)(f)	425,000	424,634
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 07/25/2026) (e)(f)	8,041	7,740
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 07/25/2026) (e)(f)	61,555	54,600
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1, 4.25%, 02/25/2065 (Callable 09/25/2028) (e)(f)	318,389	312,125
Series 2026-DSC1, Class A1, 4.77%, 01/25/2071 (Callable 01/25/2029) (e)(f)	391,420	386,884
Series 2026-DSC1, Class A2, 5.02%, 01/25/2071 (Callable 01/25/2029) (f)(g)	166,021	164,344
Series 2026-DSC2, Class A1, 5.44%, 04/27/2071 (Callable 04/25/2029) (e)(f)	402,604	401,981
Series 2026-NQM1, Class A1, 4.81%, 12/25/2070 (Callable 01/25/2029) (e)(f)	219,510	217,981
Series 2026-NQM6, Class A1, 5.46%, 05/26/2071 (Callable 06/25/2029) (e)(f)	70,000	70,217
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.15%, 12/15/2056 (Callable 09/15/2033) (d)(e)	229,552	11,915
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 01/25/2030) (e)(f)	19,291	18,614
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 11/25/2033) (e)(f)	18,042	17,065

Series 2017-5A, Class A1, 5.27% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 12/25/2030) (f)	10,585	10,770
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2033) (e)(f)	48,006	46,570
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 10/25/2034) (e)(f)	103,316	100,029
Series 2018-4A, Class A1S, 4.51% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 05/25/2031) (f)	35,098	34,720
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 02/25/2033) (e)(f)	69,463	66,623
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 12/25/2038) (e)(f)	49,532	46,491
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 07/25/2026) (e)(f)	11,012	10,619
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 07/25/2026) (e)(f)	175,413	155,231
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 07/25/2026) (e)(f)	295,055	266,975
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065 (Callable 12/25/2028) (e)(f)	90,704	90,367
Series 2025-NQM7, Class A2, 5.26%, 10/26/2065 (Callable 12/25/2028) (f)(g)	326,534	324,977
Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (Callable 01/25/2029) (e)(f)	102,225	101,503
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 07/25/2026) (e)(f)	171,675	149,668
North Park Mortgage Trust, Series 2025-PARK, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 10/15/2040 (f)	310,000	310,770
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/2047 (e)(f)	65,000	67,092
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A, 4.84% (1 mo. Term SOFR + 1.21%), 02/15/2042 (f)	395,000	395,371
Series 2026-1PARK, Class A, 4.88% (1 mo. Term SOFR + 1.25%), 02/15/2043 (f)	105,000	104,742
OBX Trust, Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 07/25/2026) (e)(f)	100,694	89,505
Ocwen Loan Investment Trust, Series 2025-HB2, Class A, 3.00%, 11/25/2038 (e)(f)	76,720	74,987
Onslow Bay Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.82%, 12/01/2065 (Callable 01/25/2029) (e)(f)	219,579	218,005
Series 2026-NQM6, Class A1, 5.06%, 04/26/2066 (Callable 04/25/2029) (e)(f)	438,339	435,377
Pretium Mortgage Credit Partners LLC
Series 2025-NPL11, Class A1, 5.19%, 10/25/2055 (Callable 10/25/2026) (f)(g)	476,167	476,790
Series 2025-NPL14, Class A1, 5.27%, 12/25/2055 (Callable 12/25/2026) (f)(g)	245,245	242,950
Series 2025-NPL6, Class A1, 5.74%, 06/25/2055 (Callable 07/25/2026) (f)(g)	362,045	359,346
Series 2025-NPL7, Class A1, 5.66%, 07/25/2055 (Callable 07/25/2026) (f)(g)	230,527	228,873
Series 2025-NPL8, Class A1, 5.73%, 08/25/2055 (Callable 07/25/2026) (f)(g)	216,889	215,429
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (Callable 08/25/2026) (f)(g)	303,548	303,886
Series 2025-RPL5, Class A1, 4.15%, 01/25/2070 (Callable 10/25/2027) (f)(g)	343,730	333,385
Series 2025-RPL6, Class A1, 3.85%, 09/25/2069 (Callable 11/25/2027) (f)(g)	489,383	470,310
Series 2026-RN1, Class A1, 5.67%, 06/25/2066 (Callable 06/25/2027) (f)(g)	205,000	205,221
Series 2026-RPL1, Class A1, 4.15%, 01/25/2070 (Callable 02/25/2028) (f)(g)	429,780	430,701
Series 2026-RPL2, Class A1, 4.50%, 06/25/2070 (Callable 04/25/2028) (f)(g)	492,691	482,891
Progress Residential Trust
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (f)	293,652	289,262
Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (f)	93,024	92,535
Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (f)	141,259	140,831
Series 2026-SFR1, Class B, 4.00%, 02/17/2043 (f)	130,000	123,426
PRPM LLC
Series 2025-3, Class A1, 6.26%, 05/25/2030 (Callable 07/25/2026) (f)(g)	71,561	71,513
Series 2025-6, Class A1, 5.77%, 08/25/2028 (Callable 08/25/2026) (f)(g)	194,593	194,008
Series 2025-7, Class A1, 5.50%, 08/25/2030 (Callable 08/25/2026) (f)(g)	141,293	140,813
Series 2025-RPL3, Class A1, 3.25%, 04/25/2055 (Callable 07/25/2026) (f)(g)	506,703	490,605
Series 2026-1, Class A1, 5.19%, 02/25/2031 (Callable 02/25/2029) (f)(g)	248,909	247,098
Series 2026-RCF1, Class A1, 4.85%, 01/25/2056 (Callable 01/25/2028) (f)(g)	99,082	98,234
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	5,218	5,212
Series 2020-COVE, Class A, 2.63%, 03/15/2037 (f)	355,000	341,552
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 07/25/2026) (e)(f)	189,044	158,699
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 05/05/2039 (e)(f)	150,000	149,161
SHR Trust, Series 2024-LXRY, Class A, 5.58% (1 mo. Term SOFR + 1.95%), 10/15/2041 (f)	450,000	451,200
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2026) (e)(f)	4,153	4,101
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 07/25/2026) (e)(f)	15,780	15,113
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 07/25/2026) (e)(f)	189,941	167,534
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 4.92% (1 mo. Term SOFR + 1.29%), 04/15/2042 (f)	325,000	324,956

Towd Point Mortgage Trust
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 12/25/2031) (f)	86,399	78,700
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e)(f)	367,680	325,685
Tricon Residential Trust, Series 2026-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 02/17/2043 (f)	244,404	245,165
Vericrest Opportunity Loan Transferee, Series 2021-NPL9, Class A1, 5.99%, 05/25/2051 (Callable 07/25/2026) (f)(g)	19,520	19,538
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 07/25/2026) (e)(f)	41,652	37,753
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 07/25/2026) (e)(f)	80,797	68,513
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 07/25/2026) (e)(f)	277,956	239,337
Series 2021-8, Class A1, 2.82%, 11/25/2066 (Callable 07/25/2026) (e)(f)	130,668	119,372
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 07/25/2026) (e)(f)	31,854	30,455
Series 2022-1, Class A1, 3.72%, 01/25/2067 (Callable 07/25/2026) (f)(g)	204,040	192,075
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,276,961)		28,613,194

CORPORATE OBLIGATIONS - 15.5%	Par	Value
Aerospace & Defense - 0.2%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000	38,569
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000	42,374
5.15%, 05/01/2030 (Callable 02/01/2030)	90,000	91,137
6.39%, 05/01/2031 (Callable 03/01/2031)	55,000	58,497
6.53%, 05/01/2034 (Callable 02/01/2034)	20,000	21,790
5.71%, 05/01/2040 (Callable 11/01/2039)	25,000	25,472
		277,839

All Other Business Support Services - 0.0% (h)
Global Atlantic Fin Co.
3.13%, 06/15/2031 (Callable 03/15/2031) (f)	85,000	76,363
7.95%, 06/15/2033 (Callable 03/15/2033) (f)	5,000	5,532
		81,895

Banks - 1.6%
Bank of America Corp., 1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	285,000	253,157
Bank of Montreal, 5.30% to 06/02/2036 then SOFR + 1.21%, 06/02/2037 (Callable 06/02/2036)	110,000	110,351
CaixaBank SA, 4.82% to 04/22/2031 then SOFR + 1.21%, 04/22/2032 (Callable 04/22/2031) (f)	200,000	198,576
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	90,000	88,908
HSBC Holdings PLC
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	200,000	197,339
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	200,000	197,430
5.21% to 05/12/2033 then SOFR + 1.32%, 05/12/2034 (Callable 05/12/2033)	200,000	199,583
JPMorgan Chase & Co.
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	19,969
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	45,000	45,003
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	44,273
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	177,372
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	184,038
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	181,318
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	51,687
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)	235,000	237,824
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031 (Callable 10/22/2030)	115,000	112,517
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	160,000	142,454
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	90,000	91,496
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	29,654
Societe Generale SA, 5.37% to 05/27/2031 then SOFR + 1.28%, 05/27/2032 (Callable 05/27/2031) (f)	200,000	201,374
		2,764,323

Beverages - 0.3%
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (f)	100,000	100,377

Keurig Dr Pepper, Inc.
3.95%, 04/15/2029 (Callable 02/15/2029)	30,000	29,394
3.20%, 05/01/2030 (Callable 02/01/2030)	12,000	11,300
4.60%, 05/15/2030 (Callable 04/15/2030)	30,000	29,695
2.25%, 03/15/2031 (Callable 12/15/2030)	107,000	95,217
5.20%, 03/15/2031 (Callable 01/15/2031)	63,000	63,679
4.05%, 04/15/2032 (Callable 01/15/2032)	90,000	85,517
5.30%, 03/15/2034 (Callable 12/15/2033)	95,000	95,364
		510,543

Broadline Retail - 0.1%
Amazon.com, Inc., 5.95%, 03/13/2066 (Callable 09/13/2065)	220,000	219,686

Capital Markets - 1.5%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030 (Callable 01/22/2029)	160,000	157,847
Goldman Sachs Group, Inc.
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	120,000	120,763
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	110,000	109,567
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	80,000	80,923
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	135,000	136,434
4.97% to 06/03/2031 then SOFR + 1.03%, 06/03/2032 (Callable 06/03/2031)	175,000	175,052
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034 (Callable 04/20/2033)	390,000	388,986
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (Callable 01/21/2036)	50,000	48,922
Intercontinental Exchange, Inc., 2.65%, 09/15/2040 (Callable 03/15/2040)	185,000	134,564
Morgan Stanley
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	65,000	67,318
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	30,000	29,620
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	199,284
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	50,000	50,598
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	111,540
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	156,722
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	90,000	88,968
4.81% to 04/16/2031 then SOFR + 1.18%, 04/16/2032 (Callable 04/16/2031)	85,000	84,411
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000	30,972
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	40,000	40,676
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035 (Callable 04/19/2034)	80,000	83,167
5.30% (SOFR + 1.41%), 04/10/2037 (Callable 04/10/2036)	45,000	44,875
Morgan Stanley Private Bank NA, 4.21% to 02/08/2029 then SOFR + 0.76%, 02/08/2030 (Callable 02/08/2029)	250,000	246,852
		2,588,061

Collection Agencies - 0.1%
NTT Finance Corp., 5.26%, 11/01/2033 (Callable 09/01/2033) (f)	200,000	199,680

Commercial Services & Supplies - 0.1%
Element Fleet Management Corp., 4.64%, 11/24/2030 (Callable 10/24/2030) (f)	150,000	148,299
Veralto Corp.
5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,069
4.85%, 01/15/2032 (Callable 12/15/2031)	40,000	39,981
		228,349

Consumer Finance - 0.2%
Synchrony Financial
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	195,000	195,176
2.88%, 10/28/2031 (Callable 07/28/2031)	10,000	8,835
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	95,000	92,711
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	110,000	110,711
		407,433

Data Center Infrastructure - 0.2%
Beacon Point DC LLC, 6.13%, 11/30/2042 (Callable 05/30/2042) (f)	115,000	116,254
HUT 8 DC LLC, 6.19%, 11/15/2042 (Callable 05/15/2042) (f)	60,000	60,903
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (Callable 04/30/2029) (f)	265,000	264,455
		441,612

Direct Life Insurance Carriers - 0.0% (h)
Sammons Financial Group Global Funding, 5.10%, 06/22/2031 (f)	50,000	49,852

Diversified Financial Services - 0.0% (h)
Athene Holding Ltd., 5.88%, 01/15/2034 (Callable 10/15/2033) (i)	90,000	91,240

Diversified Telecommunication Services - 0.6%
Comcast Corp.
3.75%, 04/01/2040 (Callable 10/01/2039)	250,000	200,432
2.80%, 01/15/2051 (Callable 07/15/2050)	20,000	11,227
2.89%, 11/01/2051 (Callable 05/01/2051)	135,000	76,896
Orange SA, 4.25%, 01/13/2031 (Callable 12/13/2030) (f)	200,000	195,085
Space Exploration Technologies Corp.
5.65%, 07/15/2033 (Callable 05/15/2033) (f)	300,000	298,829
6.60%, 07/15/2046 (Callable 01/15/2046) (f)	300,000	292,757
		1,075,226

Electric Utilities - 2.7%
Alabama Power Co.
4.30%, 03/15/2031 (Callable 01/15/2031)	165,000	162,458
3.45%, 10/01/2049 (Callable 04/01/2049)	45,000	32,086
Chpe LLC, 5.10%, 06/30/2033 (Callable 04/30/2033) (f)	210,000	209,751
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	47,113
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	46,078
2.55%, 06/15/2031 (Callable 03/15/2031)	94,000	84,844
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	25,579
4.95%, 09/15/2035 (Callable 06/15/2035)	105,000	102,952
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,387
5.55%, 03/15/2054 (Callable 09/15/2053)	90,000	87,332
Edison International
6.25%, 03/15/2030 (Callable 02/15/2030)	115,000	118,275
4.80%, 03/15/2031 (Callable 02/15/2031)	140,000	136,343
Eversource Energy
4.45%, 12/15/2030 (Callable 11/15/2030)	60,000	59,035
5.13%, 05/15/2033 (Callable 02/15/2033)	85,000	85,193
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027) (g)	50,000	49,749
Georgia Power Co.
4.00%, 10/01/2028 (Callable 09/01/2028)	65,000	64,382
4.55%, 03/15/2030 (Callable 01/15/2030)	65,000	64,891
4.75%, 09/01/2040	50,000	47,089
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	180,000	179,826
Pacific Gas and Electric Co.
4.55%, 07/01/2030 (Callable 01/01/2030)	95,000	93,633
2.50%, 02/01/2031 (Callable 11/01/2030)	210,000	188,532
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	41,558
6.15%, 01/15/2033 (Callable 10/15/2032)	113,000	118,223
6.95%, 03/15/2034 (Callable 12/15/2033)	147,000	160,547
5.80%, 05/15/2034 (Callable 02/15/2034)	125,000	127,981
5.70%, 03/01/2035 (Callable 12/01/2034)	90,000	91,102
3.30%, 08/01/2040 (Callable 02/01/2040)	50,000	37,610

4.60%, 06/15/2043 (Callable 12/15/2042)	18,000	15,055
4.75%, 02/15/2044 (Callable 08/15/2043)	35,000	29,820
4.30%, 03/15/2045 (Callable 09/15/2044)	43,000	34,095
3.50%, 08/01/2050 (Callable 02/01/2050)	35,000	23,487
6.75%, 01/15/2053 (Callable 07/15/2052)	111,000	116,868
6.10%, 10/15/2055 (Callable 04/15/2055)	25,000	24,306
6.30%, 08/15/2056 (Callable 02/15/2056)	30,000	30,019
PacifiCorp
5.10%, 04/15/2031 (Callable 03/15/2031)	15,000	15,152
5.45%, 04/15/2033 (Callable 02/15/2033)	95,000	96,571
5.80%, 04/15/2036 (Callable 01/15/2036)	35,000	35,994
Pinnacle West Capital Corp.
4.90%, 05/15/2028 (Callable 04/15/2028)	83,000	83,347
5.15%, 05/15/2030 (Callable 04/15/2030)	95,000	96,353
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	155,000	154,592
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	37,106
Southern California Edison Co.
5.15%, 06/01/2029 (Callable 05/01/2029)	95,000	96,158
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	45,412
2.75%, 02/01/2032 (Callable 11/01/2031)	65,000	57,905
5.45%, 03/01/2035 (Callable 12/01/2034)	35,000	35,112
3.90%, 03/15/2043 (Callable 09/15/2042)	25,000	19,251
4.65%, 10/01/2043 (Callable 04/01/2043)	60,000	51,017
4.00%, 04/01/2047 (Callable 10/01/2046)	13,000	9,731
4.13%, 03/01/2048 (Callable 09/01/2047)	152,000	115,052
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	48,651
5.45%, 06/01/2052 (Callable 12/01/2051)	82,000	73,868
5.70%, 03/01/2053 (Callable 09/01/2052)	118,000	109,593
5.90%, 03/01/2055 (Callable 09/01/2054)	10,000	9,595
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,286
5.70%, 03/15/2034 (Callable 09/15/2033)	40,000	41,511
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000	39,145
Southwestern Electric Power Co.
5.30%, 04/01/2033 (Callable 01/01/2033)	45,000	45,749
5.20%, 04/01/2036 (Callable 01/01/2036)	45,000	44,503
5.90%, 04/01/2056 (Callable 10/01/2055)	20,000	19,825
Virginia Electric and Power Co.
5.00%, 01/15/2034 (Callable 10/15/2033)	30,000	29,991
4.90%, 09/15/2035 (Callable 06/15/2035)	120,000	117,682
4.95%, 03/15/2036 (Callable 12/15/2035)	290,000	284,148
4.20%, 05/15/2045 (Callable 11/15/2044)	10,000	8,313
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,365
Xcel Energy, Inc.
4.60%, 06/01/2032 (Callable 12/01/2031)	5,000	4,917
5.60%, 04/15/2035 (Callable 10/15/2034)	180,000	183,732
		4,839,826

Electrical Equipment - 0.1%
Hubbell, Inc.
4.65%, 06/15/2031 (Callable 05/15/2031)	25,000	24,926
4.90%, 06/15/2033 (Callable 04/15/2033)	90,000	89,459
		114,385

Financial Services - 0.4%
Ares Strategic Income Fund, 5.55%, 04/15/2031 (Callable 03/15/2031)	85,000	82,585
Blackstone Private Credit Fund
5.95%, 07/16/2029 (Callable 06/16/2029)	40,000	40,046
5.95%, 05/15/2031 (Callable 04/15/2031)	40,000	39,452

HA Sustainable Infrastructure Capital, Inc., 5.95%, 07/15/2033 (Callable 05/15/2033) (f)	195,000	196,131
HPS Corporate Lending Fund, 6.30%, 08/19/2031 (Callable 07/19/2031) (f)	110,000	109,890
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031 (Callable 12/15/2030) (f)	55,000	53,696
4.75%, 01/15/2036 (Callable 10/15/2035) (f)	140,000	134,527
		656,327

Food Products - 0.6%
Campbell's Co., 5.40%, 03/21/2034 (Callable 12/21/2033)	65,000	64,162
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033 (Callable 01/01/2033)	40,000	41,100
5.63%, 03/10/2037 (Callable 12/10/2036) (f)	65,000	64,790
7.25%, 11/15/2053 (Callable 05/15/2053) (i)	55,000	60,433
6.25%, 03/01/2056 (Callable 09/01/2055)	30,000	29,451
6.38%, 04/15/2066 (Callable 10/15/2065)	235,000	231,710
Mars, Inc.
4.80%, 03/01/2030 (Callable 02/01/2030) (f)	90,000	90,346
5.20%, 03/01/2035 (Callable 12/01/2034) (f)	55,000	55,319
5.65%, 05/01/2045 (Callable 11/01/2044) (f)	340,000	339,244
		976,555

Gas Utilities - 0.2%
Atmos Energy Corp., 4.75%, 01/15/2032 (Callable 12/15/2031)	210,000	209,581
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	49,159
6.00%, 06/15/2055 (Callable 12/15/2054)	80,000	81,515
		340,255

General Medical and Surgical Hospitals - 0.0% (h)
HCA, Inc., 3.63%, 03/15/2032 (Callable 12/15/2031)	35,000	32,617

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.
5.00%, 11/15/2029 (Callable 10/15/2029)	195,000	197,096
4.50%, 09/15/2030 (Callable 08/15/2030)	165,000	163,820
5.35%, 11/15/2034 (Callable 08/15/2034)	15,000	15,204
HCA, Inc.
5.60%, 04/01/2034 (Callable 01/01/2034)	20,000	20,453
5.45%, 09/15/2034 (Callable 06/15/2034)	45,000	45,565
Humana, Inc.
5.95%, 03/15/2034 (Callable 12/15/2033)	54,000	55,992
5.55%, 05/01/2035 (Callable 02/01/2035)	15,000	15,041
		513,171

Insurance - 0.2%
Allstate Corp., 4.50%, 06/15/2043	90,000	78,536
Globe Life, Inc., 4.80%, 06/15/2032 (Callable 03/15/2032)	145,000	143,260
Principal Financial Group, Inc., 5.30%, 01/15/2037 (Callable 10/15/2036)	75,000	74,448
		296,244

Interactive Media & Services - 0.5%
Alphabet, Inc., 5.75%, 02/15/2066 (Callable 08/15/2065)	10,000	9,945
Meta Platforms, Inc.
5.63%, 11/15/2055 (Callable 05/15/2055)	40,000	36,422
5.55%, 08/15/2064 (Callable 02/15/2064)	190,000	166,865
5.75%, 11/15/2065 (Callable 05/15/2065)	260,000	234,752
6.45%, 05/15/2066 (Callable 11/15/2065)	380,000	377,897
		825,881

Lessors of Residential Buildings and Dwellings - 0.0% (h)
American Assets Trust LP, 3.38%, 02/01/2031 (Callable 11/01/2030)	69,000	63,111

Life Sciences Tools & Services - 0.2%
Augusta SpinCo Corp.
4.66%, 03/23/2031 (Callable 02/23/2031)	125,000	124,216
4.95%, 03/23/2033 (Callable 01/23/2033)	80,000	79,623
Thermo Fisher Scientific, Inc., 4.47%, 10/07/2032 (Callable 08/07/2032)	140,000	137,937
		341,776

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030 (Callable 04/29/2030)	110,000	110,799
5.61%, 03/11/2034 (Callable 12/11/2033)	125,000	128,579
		239,378

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034 (Callable 03/01/2034)	60,000	61,352
6.38%, 10/23/2035 (Callable 04/23/2035)	65,000	64,990
3.50%, 03/01/2042 (Callable 09/01/2041)	24,000	16,653
5.38%, 05/01/2047 (Callable 11/01/2046)	170,000	138,187
5.75%, 04/01/2048 (Callable 10/01/2047)	335,000	283,267
5.13%, 07/01/2049 (Callable 01/01/2049)	140,000	108,637
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	32,442
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034) (f)	30,000	28,664
5.95%, 09/01/2054 (Callable 03/01/2054) (f)	100,000	86,885
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	25,747
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	37,822
		884,646

Metals & Mining - 0.3%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033 (Callable 11/28/2032)	75,000	75,206
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029) (f)	145,000	147,335
6.38%, 10/06/2030 (Callable 08/06/2030) (f)	40,000	42,201
5.63%, 04/04/2034 (Callable 01/04/2034) (f)	60,000	61,684
Southern Copper Corp., 5.35%, 06/24/2036 (Callable 03/24/2036)	150,000	149,512
		475,938

Multi-Utilities - 0.2%
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	81,000	82,763
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	148,071
5.35%, 07/15/2035 (Callable 04/15/2035)	50,000	50,512
5.30%, 05/18/2036 (Callable 02/18/2036)	15,000	15,041
		296,387

Natural Gas Distribution - 0.2%
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032) (f)	60,000	58,896
Puget Energy, Inc., 5.73%, 03/15/2035 (Callable 12/15/2034)	135,000	136,114
Southern Co. Gas Capital Corp., 5.10%, 09/15/2035 (Callable 03/15/2035)	115,000	114,297
		309,307

Office Administrative Services - 0.1%
Imperial Brands Finance PLC, 5.50%, 07/07/2036 (Callable 04/07/2036) (f)	200,000	199,181

Oil, Gas & Consumable Fuels - 0.9%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (Callable 08/01/2031) (f)	16,000	16,058
5.00%, 11/17/2032 (Callable 09/17/2032) (f)	105,000	103,973
ConocoPhillips Co.
3.80%, 03/15/2052 (Callable 09/15/2051)	57,000	42,036
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	58,628
5.70%, 09/15/2063 (Callable 03/15/2063)	20,000	19,507
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	145,000	147,241
6.25%, 03/15/2053 (Callable 09/15/2052)	15,000	15,613
5.90%, 04/18/2064 (Callable 10/18/2063)	60,000	58,871
Eni SpA, 5.25%, 05/18/2036 (Callable 02/18/2036) (f)	200,000	197,075
Equinor ASA, 3.63%, 04/06/2040 (Callable 10/06/2039)	100,000	83,657
MPLX LP
4.80%, 02/15/2031 (Callable 01/15/2031)	35,000	34,881
5.00%, 01/15/2033 (Callable 11/15/2032)	180,000	179,074
5.50%, 06/01/2034 (Callable 03/01/2034)	160,000	162,054
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	30,000	29,689
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000	15,814
6.05%, 09/01/2033 (Callable 06/01/2033)	120,000	125,835
5.05%, 11/01/2034 (Callable 08/01/2034)	130,000	127,617
Targa Resources Corp., 4.35%, 04/15/2031 (Callable 03/15/2031)	55,000	53,798
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	65,000	61,719
Williams Cos., Inc.
5.65%, 03/15/2033 (Callable 12/15/2032)	50,000	51,551
5.15%, 03/15/2036 (Callable 12/15/2035)	90,000	88,594
		1,673,285

Other Electric Power Generation - 0.9%
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	60,000	62,151
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030 (Callable 07/01/2030)	50,000	44,449
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	86,060
5.50%, 03/15/2055 (Callable 09/15/2054)	85,000	81,418
5.75%, 11/15/2055 (Callable 05/15/2055)	20,000	19,841
5.88%, 06/15/2056 (Callable 12/15/2055)	95,000	95,936
Duke Energy Carolinas LLC
5.15%, 06/15/2036 (Callable 03/15/2036)	160,000	160,518
5.30%, 02/15/2040	86,000	85,550
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	51,070
Duke Energy Progress LLC, 5.55%, 03/15/2055 (Callable 09/15/2054)	30,000	29,308
Green Palm Bidco Sarl, 5.96%, 06/30/2041 (f)(i)	200,000	202,617
NextEra Energy Capital Holdings, Inc., 6.20% (5 yr. CMT Rate + 1.77%), 10/01/2056 (Callable 07/04/2036)	210,000	210,184
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000	58,111
Ohio Edison Co., 4.95%, 12/15/2029 (Callable 11/15/2029) (f)	45,000	45,360
Southern Power Co.
4.80%, 06/15/2031 (Callable 04/15/2031)	80,000	79,865
4.90%, 10/01/2035 (Callable 04/01/2035)	125,000	121,506
Southwestern Public Service Co., 5.30%, 08/15/2036 (Callable 02/15/2036)	125,000	124,986
		1,558,930

Pharmaceuticals - 0.0% (h)
Viatris, Inc., 3.85%, 06/22/2040 (Callable 12/22/2039)	21,000	16,559

Reinsurance - 0.1%
Fortitude Global Funding, 5.50%, 06/12/2031 (f)(i)	120,000	120,756

Retail REITs - 0.1%
Realty Income Corp., 4.50%, 02/01/2033 (Callable 12/01/2032)	150,000	146,158

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.20%, 10/15/2030 (Callable 09/15/2030)	100,000	98,162
3.47%, 04/15/2034 (Callable 01/15/2034)	135,000	121,427
5.20%, 07/15/2035 (Callable 04/15/2035)	50,000	50,277
Intel Corp.
5.30%, 05/15/2036 (Callable 02/15/2036)	15,000	14,962
4.10%, 05/11/2047 (Callable 11/11/2046)	50,000	38,393
3.73%, 12/08/2047 (Callable 06/08/2047)	240,000	173,597
3.25%, 11/15/2049 (Callable 05/15/2049)	18,000	11,780
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	62,717
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	79,630
NVIDIA Corp.
3.50%, 04/01/2040 (Callable 10/01/2039)	220,000	183,189
5.55%, 06/15/2046 (Callable 12/15/2045)	225,000	223,684
		1,057,818

Software - 0.8%
Oracle Corp.
4.80%, 09/26/2032 (Callable 07/26/2032)	270,000	257,217
4.90%, 02/06/2033 (Callable 11/06/2032)	20,000	18,992
5.35%, 05/04/2033 (Callable 03/04/2033)	145,000	141,160
4.30%, 07/08/2034 (Callable 01/08/2034)	192,000	171,521
4.70%, 09/27/2034 (Callable 06/27/2034)	40,000	36,724
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	40,058
3.60%, 04/01/2040 (Callable 10/01/2039)	143,000	104,548
3.65%, 03/25/2041 (Callable 09/25/2040)	18,000	12,962
5.88%, 09/26/2045 (Callable 03/26/2045)	51,000	44,834
6.55%, 02/04/2046 (Callable 08/04/2045)	30,000	28,390
3.60%, 04/01/2050 (Callable 10/01/2049)	167,000	101,977
3.95%, 03/25/2051 (Callable 09/25/2050)	110,000	70,707
5.55%, 02/06/2053 (Callable 08/06/2052)	29,000	23,479
6.00%, 08/03/2055 (Callable 02/03/2055)	55,000	47,036
4.10%, 03/25/2061 (Callable 09/25/2060)	45,000	27,665
5.50%, 09/27/2064 (Callable 03/27/2064)	65,000	50,518
6.13%, 08/03/2065 (Callable 02/03/2065)	55,000	46,409
6.10%, 09/26/2065 (Callable 03/26/2065)	40,000	33,680
6.85%, 02/04/2066 (Callable 08/04/2065)	95,000	88,818
		1,346,695

Specialty Retail - 0.1%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028 (Callable 07/01/2028) (f)	50,000	51,199
4.55%, 01/15/2031 (Callable 12/15/2030) (f)	45,000	44,600
		95,799

Tobacco - 0.3%
BAT Capital Corp., 5.83%, 02/20/2031 (Callable 12/20/2030)	70,000	72,980
Philip Morris International, Inc.
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,265
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	223,467

5.13%, 02/13/2031 (Callable 12/13/2030)	45,000	45,873
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000	145,619
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	51,386
		580,590

Trust, Fiduciary, and Custody Activities - 0.2%
Athene Global Funding
2.55%, 11/19/2030 (f)	84,000	75,040
5.53%, 07/11/2031 (f)	45,000	45,464
Equitable America Global Funding, 4.70%, 09/15/2032 (f)	90,000	88,320
GA Global Funding Trust, 5.20%, 12/09/2031 (f)	150,000	148,389
		357,213
TOTAL CORPORATE OBLIGATIONS (Cost $27,785,535)		27,294,527

ASSET-BACKED SECURITIES - 5.1%	Par	Value
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026) (f)	210,000	210,935
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50%, 10/08/2030 (Callable 07/08/2029) (f)	95,000	95,013
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 02/20/2028) (f)	100,000	101,065
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 02/15/2029) (f)	112,082	113,119
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.07% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026) (f)	420,000	420,280
Benefit Street Partners CLO Ltd., Series 2023-31A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/25/2038 (Callable 04/25/2027) (f)	250,000	250,719
CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.64%, 12/16/2030 (Callable 05/15/2030)	85,000	85,296
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027) (f)	44,500	44,907
Credit Acceptance Corp.
Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028) (f)	305,000	309,493
Series 2026-1A, Class A, 4.65%, 04/15/2036 (Callable 01/15/2030) (f)	85,000	84,652
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027) (f)	587,325	523,619
DigitalBridge Group, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026) (f)	315,000	312,730
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027) (f)	175,000	171,766
Domino's SPV Guarantor LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026) (f)	72,000	69,224
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 07/25/2026) (f)	481,388	457,991
Finance of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.50%, 06/25/2056 (e)(f)	375,000	366,726
FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (f)	398,239	396,494
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028) (f)	55,000	55,495
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 10/19/2043 (Callable 09/19/2028) (f)	350,000	351,352
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030) (f)	110,000	110,361
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 10/15/2030) (f)	63,272	56,469
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 03/15/2031) (f)	109,194	96,502
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033) (f)	134,800	136,883
Onslow Bay Mortgage Loan Trust, Series 2026-CES1, Class A1A, 5.19%, 04/25/2056 (Callable 04/25/2029) (f)(g)	94,865	94,672
Palmer Square Loan Funding Ltd., Series 2024-1A, Class A2R, 4.82% (3 mo. Term SOFR + 1.15%), 10/15/2032 (Callable 07/15/2026) (f)	380,000	379,993
Rad CLO, Series 2021-12A, Class A1AR, 4.98% (3 mo. Term SOFR + 1.32%), 07/30/2040 (Callable 07/30/2027) (f)	315,000	315,555
RR, Ltd.
Series 2022-23A, Class A2R2, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037 (Callable 07/15/2027) (f)	420,000	420,740
Series 2023-26A, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 07/15/2026) (f)	250,000	250,341
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027) (f)	50,000	50,372
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 11/20/2029) (f)	90,659	91,662
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 07/25/2026) (f)	180,000	180,688
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027) (f)	100,000	100,713
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (f)	725,085	676,697

Texas Debt Capital CLO Ltd., Series 2023-1A, Class BR, 5.33% (3 mo. Term SOFR + 1.65%), 07/20/2038 (Callable 07/20/2027) (f)	250,000		250,585
Tricon Residential Trust, Series 2026-SFR2, Class A, 4.90% (1 mo. Term SOFR + 1.30%), 06/17/2043 (f)	365,000		365,622
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027) (f)	205,000		206,291
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 06/24/2030 (Callable 06/24/2028) (f)	58,887		58,962
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 09/15/2026) (f)	155,493		152,077
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2026) (f)	197,000		191,506
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 04/15/2031 (Callable 04/15/2029) (f)	105,000		104,490
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (f)	225,000		226,485
TOTAL ASSET-BACKED SECURITIES (Cost $8,812,275)			8,938,542

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.2%	Par		Value
Indonesia Government International Bond, 5.69%, 05/29/2036 (Callable 02/29/2036)	200,000		204,364
Israel Government International Bond
5.38%, 02/19/2030	200,000		202,945
2.75%, 07/03/2030	200,000		184,039
Mexico Government International Bond
5.38%, 03/22/2033 (Callable 01/22/2033)	600,000		588,570
5.63%, 02/09/2034 (Callable 12/09/2033)	200,000		197,050
6.63%, 01/29/2038 (Callable 10/29/2037)	200,000		205,300
4.75%, 03/08/2044	44,000		35,552
Philippine Government International Bond, 5.33%, 06/24/2036	200,000		200,497
Romanian Government International Bond, 3.63%, 03/27/2032	340,000		305,658
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,101,312)			2,123,975

MUNICIPAL DEBT OBLIGATIONS - 0.0% (h)	Par		Value
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	0(j)		0(j)
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $0)			0(j)

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (k)	1,900,460		1,900,460
TOTAL MONEY MARKET FUNDS (Cost $1,900,460)			1,900,460

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (k)	464,932		464,932
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $464,932)			464,932

TOTAL INVESTMENTS - 114.4% (Cost $211,484,850)			201,296,495
Liabilities in Excess of Other Assets - (14.4)%		(0.14398)	(25,335,641)
TOTAL NET ASSETS - 100.0%			$ 175,960,854

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $953,164.
(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of June 30, 2026 was $295,153.
(c)	To-be-announced security.
(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $40,575,914 or 23.1% of the Fund’s net assets.

(g)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(h)	Represents less than 0.05% of net assets.
(i)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $454,501.
(j)	Rounds to zero.
(k)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

GuideMark Core Fixed Income Fund
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	6	09/21/2026	$ 674,812	$ 9,205
U.S. Treasury 10 Year Notes	13	09/21/2026	1,428,578	(1,033)
U.S. Treasury 5 Year Note	50	09/30/2026	5,352,344	2,763
				$ 10,935
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(22)	09/30/2026	$ 4,534,922	$ (1,192)
U.S. Treasury Long Bonds	(47)	09/21/2026	5,334,500	(127,600)
U.S. Treasury Ultra Bonds	(11)	09/21/2026	1,277,718	(11,236)
				$ (140,028)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ (129,093)

GuideMark Core Fixed Income Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
June 30, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Value / Unrealized Appreciation (Depreciation)
Receive	3.68%	SOFR	4.16%	Monthly	03/19/2045	$1,860,000	14,882	$ (8,120)	$ 14,882
Receive	3.68%	SOFR	2.97%	Monthly	03/15/2053	$560,000	109,759	1,612	109,759
Receive	3.68%	SOFR	3.59%	Monthly	09/20/2053	$180,000	17,602	702	17,602
Total Interest Rate Swaps							$142,243	(5,806)	$142,243

Morgan Stanley is the counterparty for the interest rate swaps in the Fund.
There were no upfront premiums paid or received on the interest rate swaps.
Interest rate swaps generally settle net cash flows on a monthly basis.

SOFR - Secured Overnight Financing Rate was 3.68% as of June 30, 2026.

GuideMark Core Fixed Income Fund
Schedule of Centrally Cleared Credit Default Swap Contracts
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
PARAMOUNT GLOBAL CDS	1.00%	Quarterly	0	06/20/2031	$ 440,000	$ (33,500)	$ (36,006)	$ 2,506
CDS ORACLE CORPORATION	1.00%	Quarterly	0	12/20/2030	455,000	(10,274)	(4,624)	(5,650)
META PLATFORM INC. CDS	1.00%	Quarterly	0	06/20/2031	445,000	5,638	6,001	(363)
BROADCOM INC. CDS	1.00%	Quarterly	0	06/20/2031	440,000	6,970	9,332	(2,362)
AMAZON.COM, INC. CDS	1.00%	Quarterly	0	06/20/2031	440,000	8,873	10,132	(1,259)
ALPHABET INC. CDS	1.00%	Quarterly	0	06/20/2031	440,000	8,999	10,533	(1,534)
	0.000%					$ (13,294)	$ (4,632)	$ (8,662)

Morgan Stanley is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.